Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The weighted-average assumptions used in the model are summarized in the following table:

	2012	2011	2010
Risk free rate	0.63%	1.03%	1.96%
Expected years until exercise	5.2	5.0	6.0
Expected stock volatility	129%	141%	143%
Dividend yield	—	—	—

Schedule Of Common Shares Potenially Issuable [Table Text Block]

The common shares potentially issuable upon the exercise of these instruments were as follows at December 31:

	2012	2011	2010
Options	7,866,953	6,275,555	5,323,054
Warrants	9,242,701	13,650,844	11,668,364
Contingent consideration	20,309,723	—	—
Convertible notes	2,078,393	—	—
Series A Preferred Stock	—	32,554	32,554
Series B Preferred Stock	—	21,928	21,928
Series C Preferred Stock	—	—	—
Series D Preferred Stock	—	7,460,339	7,494,492
	39,497,770	27,441,220	24,540,392

Disclosure Of Share Based Compensation Arrangements By Share Based Payment Award To Non Employee [Table Text Block]

No stock options were granted to nonemployees during the year ended December 31, 2011.

Year Ended December 31
2010

Dividend yield	0.00%
Volatility	82.90%
Risk-free interest rate	2.70%
Expected life (in years)	6.08

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]	For the year ended December 31, 2011, there were no stock options granted.
Year Ended December 31
2010

Dividend yield	0.00%
Volatility	85.20%
Risk-free interest rate	1.53%
Expected life (in years)	6.08

Schedule Of Noncash Share Based Compensation Expenses [Table Text Block]

The Company recognized noncash share-based compensation expense to employees in its research and development and selling, general, and administrative functions as follows:

			Period From
			March 3,
			2000
			(Inception)
			Through
	Year Ended December 31		December 31,
	2011	2010	2011

Research and development	$30,013	$64,163	$382,636
Selling, general, and administrative	129,752	234,690	1,081,521
Total share-based compensation	$159,765	$298,853	$1,464,157